Expenses - Summary of Expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Depreciation
Total depreciation	$ 194	$ 217	$ 290
Research and development
Project expenses	6,219	6,456	12,240
Other IP related expenses	671	469	1,047
Total research and development	6,890	6,925	13,287
Employee benefits expense
Defined contribution superannuation expense	241	240	280
Employee benefits expense excluding superannuation	4,853	4,775	6,003
Total employee benefits expense	5,094	5,015	6,283
Rental expense relating to operating leases
Minimum lease payments	384	376	265
Leasehold Improvements [Member]
Depreciation
Total depreciation	25	53	205
Plant and Equipment [Member]
Depreciation
Total depreciation	$ 169	$ 164	$ 85